SHAREHOLDERS' EQUITY - Summary of the Company's RSU activity and related information (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year	1,072,471
Number of shares, Granted	633,333
Number of shares, Vested	(457,373)
Number of shares, Forfeited	(45,000)
Number of shares, RSUs outstanding at end of year	1,203,431
Weighted average grant date fair value, RSUs Outstanding at beginning of year	20.88
Weighted average grant date fair value, Granted | $ / shares	$ 31.96
Weighted average grant date fair value, Vested | $ / shares	17.85
Weighted average grant date fair value, Forfeited | $ / shares	$ 27.70
Weighted average grant date fair value, RSUs outstanding at end of year	27.60